American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2030 Portfolio
October 31, 2020

One Choice 2030 Portfolio - Schedule of Investments
OCTOBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 37.8%
Focused Dynamic Growth Fund G Class(2)	240,160	11,251,485
NT Disciplined Growth Fund G Class	3,514,345	52,820,612
NT Equity Growth Fund G Class	6,602,929	73,358,546
NT Growth Fund G Class	4,634,669	92,693,389
NT Heritage Fund G Class	3,935,183	55,604,142
NT Large Company Value Fund G Class	16,898,219	175,234,528
NT Mid Cap Value Fund G Class	8,815,673	99,352,633
Small Cap Growth Fund G Class	929,999	21,715,477
Small Cap Value Fund G Class	3,218,401	21,756,391
Sustainable Equity Fund G Class	3,985,838	135,398,921
		739,186,124
Domestic Fixed Income Funds — 31.2%
Inflation-Adjusted Bond Fund G Class	7,537,193	93,310,449
NT Diversified Bond Fund G Class	33,026,407	378,812,893
NT High Income Fund G Class	9,026,091	83,581,605
Short Duration Inflation Protection Bond Fund G Class	5,237,085	55,670,209
		611,375,156
International Equity Funds — 13.8%
Non-U.S. Intrinsic Value Fund G Class	2,798,921	21,215,818
NT Emerging Markets Fund G Class	2,347,063	30,723,057
NT Global Real Estate Fund G Class	2,699,830	26,620,325
NT International Growth Fund G Class	7,233,251	90,415,632
NT International Small-Mid Cap Fund G Class	1,885,609	22,834,722
NT International Value Fund G Class	9,659,831	77,761,639
		269,571,193
International Fixed Income Funds — 11.8%
Emerging Markets Debt Fund G Class	4,018,921	41,475,260
Global Bond Fund G Class	14,085,024	147,329,348
International Bond Fund G Class(2)	3,040,504	42,263,004
		231,067,612
Money Market Funds — 5.4%
U.S. Government Money Market Fund G Class	105,251,083	105,251,083
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,724,527,592)		1,956,451,168
OTHER ASSETS AND LIABILITIES†		1,824
TOTAL NET ASSETS — 100.0%		$1,956,452,992

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$13,851	—	$1,992	$(608)	$11,251	240	$1,040	—
NT Disciplined Growth Fund	57,610	—	2,634	(2,155)	52,821	3,514	1,493	—
NT Equity Growth Fund	78,842	$285	5,010	(758)	73,359	6,603	170	$285
NT Growth Fund	100,942	553	6,992	(1,810)	92,693	4,635	3,037	—
NT Heritage Fund	60,448	—	5,027	183	55,604	3,935	2,054	—
NT Large Company Value Fund	181,452	1,705	7,281	(641)	175,235	16,898	30	906
NT Mid Cap Value Fund	102,881	796	4,730	406	99,353	8,816	(60)	623
Small Cap Growth Fund	23,771	—	3,419	1,363	21,715	930	630	—
Small Cap Value Fund	22,417	111	2,167	1,395	21,756	3,218	(316)	112
Sustainable Equity Fund	144,036	2,105	10,930	188	135,399	3,986	1,066	—
Inflation-Adjusted Bond Fund	93,235	—	—	75	93,310	7,537	—	—
NT Diversified Bond Fund	375,845	12,380	3,565	(5,847)	378,813	33,026	(46)	1,812
NT High Income Fund	84,365	1,359	1,913	(229)	83,582	9,026	(137)	1,357
Short Duration Inflation Protection Bond Fund	52,287	2,889	—	494	55,670	5,237	—	—
Non-U.S. Intrinsic Value Fund	22,426	—	688	(522)	21,216	2,799	(145)	—
NT Emerging Markets Fund	33,606	—	3,292	409	30,723	2,347	1,143	—
NT Global Real Estate Fund	28,225	—	755	(850)	26,620	2,700	24	—
NT International Growth Fund	94,231	—	4,856	1,041	90,416	7,233	1,719	—
NT International Small-Mid Cap Fund	25,465	—	3,352	722	22,835	1,886	610	—
NT International Value Fund	80,600	1,120	1,730	(2,228)	77,762	9,660	(239)	—
Emerging Markets Debt Fund	41,137	453	155	40	41,475	4,019	(2)	453
Global Bond Fund	142,172	5,013	—	144	147,329	14,085	—	—
International Bond Fund(3)	41,959	—	—	304	42,263	3,041	—	—
U.S. Government Money Market Fund	97,399	7,852	—	—	105,251	105,251	—	28
	$1,999,202	$36,621	$70,488	$(8,884)	$1,956,451	260,622	$12,071	$5,576
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.